Consolidated Statements of Changes in Shareholders' (Deficit) / Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021	$ 2	$ 503,225	$ (1,624,941)	$ 5,280	$ (1,116,434)
Balance, shares at Dec. 31, 2021	12,000,000
Net loss			(596,881)		(596,881)
Foreign currency translation adjustment				(130)	(130)
Balance at Dec. 31, 2022	$ 2	503,225	(2,221,822)	5,150	(1,713,445)
Balance, shares at Dec. 31, 2022	12,000,000
Net loss			(648,854)		(648,854)
Foreign currency translation adjustment				21,224	21,224
Ordinary share issued	$ 8,350,000				8,350,000
Ordinary shares issued, shares	3,093,847
Balance at Dec. 31, 2023	$ 8,350,002	503,225	(2,870,676)	26,374	6,008,925
Balance, shares at Dec. 31, 2023	15,093,847
Net loss			(2,543,959)		(2,543,959)
Foreign currency translation adjustment				30,033	30,033
Issued ordinary shares under Equity Incentive Plan	$ 1	(1)
Issued Equity Incentive Plan, shares	2,264,077
Balance at Dec. 31, 2024	$ 8,350,003	$ 503,224	$ (5,414,635)	$ 56,407	$ 3,494,999
Balance, shares at Dec. 31, 2024	17,357,924